Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in ) Operating activities		$ 262,161,431	$ 190,014,348	$ 219,510,872
Cash flows from (used in ) Investing Activities		(173,614,379)	(155,007,390)	(165,810,169)
Cash flows from (used in ) Financing Activities		(53,001,198)	(95,059,905)	(82,839,491)
Chile operating segment [Member]
Cash flows from (used in ) Operating activities		161,413,504	152,862,350	49,531,088
Cash flows from (used in ) Investing Activities		(78,746,298)	(57,119,431)	(59,046,239)
Cash flows from (used in ) Financing Activities		(65,996,567)	(90,636,820)	21,923,989
International Business Operating Segment [Member]
Cash flows from (used in ) Operating activities		58,773,027	13,065,093	31,975,494
Cash flows from (used in ) Investing Activities		(32,312,751)	(40,032,866)	(26,457,885)
Cash flows from (used in ) Financing Activities		(8,217,846)	18,820,789	3,431,139
Wines operating segment [Member]
Cash flows from (used in ) Operating activities		16,167,068	32,949,789	30,926,463
Cash flows from (used in ) Investing Activities		(10,870,574)	(13,499,538)	(9,807,177)
Cash flows from (used in ) Financing Activities		(15,171,642)	(18,841,106)	(19,061,949)
Others [Member]
Cash flows from (used in ) Operating activities	[1]	25,807,832	(8,862,884)	107,077,827
Cash flows from (used in ) Investing Activities	[1],[2]	(51,864,756)	(44,355,555)	(70,498,868)
Cash flows from (used in ) Financing Activities	[1]	$ 36,384,857	$ (4,402,768)	$ (89,132,670)

[1]	Others includes Corporate Support Units, due to cash flows are managed by CCU.
[2]	Includes contribution to joint ventures. See Note 8 - Cash and cash equivalents.